Summarised financial information - summarised financial information of balance sheet (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Balance Sheet
Non-current assets	£ 130,980	£ 138,137	£ 137,162
Current assets	15,092	15,409	14,709
Non-current liabilities	57,253	59,983	61,076
Non-current borrowings	37,140	38,726	39,724
Current liabilities	16,191	17,853	16,726
Current borrowings	5,029	4,413	£ 5,151
Registered BATCAP bonds | BAT p.l.c.
Balance Sheet
Non-current assets	1,917	1,917
Current assets	6,926	9,166
Non-current liabilities	1,580	1,580
Non-current borrowings	1,571	1,572
Other non-current liabilities	9	8
Current liabilities	575	55
Current borrowings	32	23
Other current liabilities	543	32
Registered BATCAP bonds | BATCAP
Balance Sheet
Non-current assets	19,834	20,962
Current assets	9,278	7,947
Non-current liabilities	18,960	20,018
Non-current borrowings	18,727	19,762
Other non-current liabilities	233	256
Current liabilities	10,092	8,749
Current borrowings	10,023	8,657
Other current liabilities	69	92
Registered BATCAP bonds | BATIF
Balance Sheet
Non-current assets	2,425	2,480
Current assets	42,637	42,748
Non-current liabilities	13,863	14,058
Non-current borrowings	13,392	13,510
Other non-current liabilities	470	548
Current liabilities	28,811	29,379
Current borrowings	28,277	28,525
Other current liabilities	534	854
Registered BATCAP bonds | BATNF
Balance Sheet
Non-current assets	2,135	1,500
Current assets	32	22
Non-current liabilities	2,135	1,500
Non-current borrowings	2,135	1,500
Other non-current liabilities	0	0
Current liabilities	31	21
Current borrowings	31	21
Other current liabilities	0	0
Registered BATCAP bonds | RAI
Balance Sheet
Non-current assets	335	405
Current assets	1,050	1,135
Non-current liabilities	9,396	10,094
Non-current borrowings	9,349	10,033
Other non-current liabilities	47	61
Current liabilities	1,225	1,011
Current borrowings	650	568
Other current liabilities	575	443
Registered BATCAP bonds | BATHTN
Balance Sheet
Non-current assets	47	45
Current assets	10	8
Non-current liabilities	12	12
Non-current borrowings	0	0
Other non-current liabilities	12	12
Current liabilities	3	1
Current borrowings	2	1
Other current liabilities	1	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BAT p.l.c.
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	6,835	9,117
Amounts due to non-issuer/non-guarantor subsidiaries	6	5
Investment in subsidiaries (that are not issuers or guarantors)	27,234	27,234
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATCAP
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	16,171	17,003
Amounts due to non-issuer/non-guarantor subsidiaries	2,988	3,890
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATIF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	42,313	42,752
Amounts due to non-issuer/non-guarantor subsidiaries	22,608	22,702
Investment in subsidiaries (that are not issuers or guarantors)	718	718
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATNF
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	0	0
Amounts due to non-issuer/non-guarantor subsidiaries	0	0
Investment in subsidiaries (that are not issuers or guarantors)	0	0
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | RAI
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	662	700
Amounts due to non-issuer/non-guarantor subsidiaries	36	34
Investment in subsidiaries (that are not issuers or guarantors)	25,253	26,690
Registered BATCAP bonds | Transactions with non-issuer/non-guarantor subsidiaries | BATHTN
Intercompany transactions - Balance Sheet
Amounts due from non-issuer/non-guarantor subsidiaries	9	8
Amounts due to non-issuer/non-guarantor subsidiaries	2	1
Investment in subsidiaries (that are not issuers or guarantors)	£ 1,522	£ 1,573